EQUITY METHOD INVESTMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Equity Method Investments

	Equity method investment balance		Equity method income (loss)
			Three months ended March 31,
	March 31, 2024	December 31, 2023	2024	2023

Power	$1,011	$1,003	$11	$11
Wind	47	46	1	(3)
Electrification	820	788	30	13
Corporate(a)	1,769	1,718	2	(90)
Total	$3,647	$3,555	$44	$(70)

(a)
Includes renewable energy tax equity investments within our Financial Services business of $1,244 million and $1,227 million as of March 31, 2024 and December 31, 2023, respectively, in limited liability companies that generate renewable energy tax credits. Tax benefits related to these investments of $53 million and $43 million were recognized during the three months ended March 31, 2024 and 2023, respectively, in Provision (benefit) for income taxes in the Combined Statement of Income (Loss). In connection with the Spin-Off, these investments and any tax attributes from historical tax equity investing activity were retained by GE.

	Equity method investment balance		Equity method (loss) income (Note 17)
December 31,	2023	2022	2023	2022	2021
Power	$1,003	$935	$78	$17	$28
Wind	46	59	(2)	8	21
Electrification	788	717	77	24	19
Other(a)	1,718	1,974	(217)	11	(247)
Total	$3,555	$3,685	$(64)	$60	$(179)

(a)	Includes investments owned by our Financial Services business.

Schedule of Investments in and Advances to Affiliates, Schedule of Investments

	Ownership percentage	Equity method investment balance		Equity method (loss) income (Note 17)
December 31,	2023	2023	2022	2023	2022	2021
Renewable energy tax equity investments(a)	8 - 61%	$1,227	$1,360	$(132)	$(93)	$(61)
China XD Electric(b)	15%	485	481	8	7	2
Aero Alliance(c)	50%	510	472	38	55	—
Hitachi-GE Nuclear Energy(d)	20%	253	254	7	15	18
GE Prolec(e)	50%	205	117	93	17	10
Other(f)		875	1,001	(78)	59	(148)
Total		$3,555	$3,685	$(64)	$60	$(179)

(a)
Represents investments in limited liability companies that generate renewable energy tax credits in our Financial Services business. Tax benefits related to these investments are recognized in Provision (benefit) for income taxes in the Combined Statement of Income (Loss). See Note 22 for further information.

(b)
While the Company holds a 15% ownership interest, we account for the investment under the equity method given our participation on the investee’s board of directors. China XD Electric Co., Ltd. is publicly traded on the Shanghai Stock Exchange, and the market value of the investment was $537 million as of December 31, 2023 based on the quoted market value.

(c)
Aero Alliance is our
50-
50
joint venture with Baker Hughes Company (“BKR”). In the fourth quarter of 2021, we deconsolidated the joint venture due to a decrease in GE’s ownership of BKR and we recognized a pre-tax
gain of $71 million in Other income (expense) – net in our Combined Statement of Income (Loss) as a result of deconsolidation. See Note 17 and Note 22 for further information.

(d)	Hitachi-GE Nuclear Energy is a non-consolidated joint venture that is part of the joint venture structure with Hitachi that forms our Nuclear Power business.
(e)
GE Prolec refers to our joint venture with Xignux, which manufactures a wide range of transformers available for generation, transmission and distribution applications and is focused on serving utilities, renewable and industrial customers.

(f)
Primarily other investments made by our Financial Services business in commercial energy projects and investments with strategic partners by our segments. For the years ended December 31, 2023, 2022 and 2021, includes impairment charges of $108 million, $43 million and $159 million, respectively.

	Equity method investment balance		Equity method (loss) income (Note 17)
December 31,	2023	2022	2023	2022	2021
Power	$1,003	$935	$78	$17	$28
Wind	46	59	(2)	8	21
Electrification	788	717	77	24	19
Other(a)	1,718	1,974	(217)	11	(247)
Total	$3,555	$3,685	$(64)	$60	$(179)

(a)	Includes investments owned by our Financial Services business.

Schedule of Assets And Liabilities Of Equity Method Investments

As of December 31,	2023	2022
Current	$10,810	$10,988
Noncurrent	15,819	16,184
Total assets	$26,629	$27,172
Current	$7,203	$7,685
Noncurrent	5,466	7,050
Total liabilities	$12,669	$14,735
Noncontrolling interests	$381	$241

Schedule of Earnings Equity Method

For the years ended December 31,	2023	2022	2021
Revenues	$10,030	$8,931	$7,733
Gross profit	1,945	1,699	1,526
Net income attributable to the entity	581	431	125